Estimates, Significant Accounting Policies and Balance Sheet Detail Estimates (Fair Value Schedule of Unobservable Inputs) (Details)	Dec. 31, 2015
Unobservable Inputs [Abstract]
Fair Value Embedde Derivatives, Significant Unobservable Input, Credit Spread	5.33%
Fair Value, Embedded Derivatives, Significant Unobservable Input, Volatility	37.00%